Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
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Commitments and Contingencies
20.	Commitments and Contingencies
As at December 31, 2021, major commitments with local financial institutions are as follows:

(In millions of Korean won and thousands of foreign currencies)	Financial institution	Currency	Limit	Used amount
Bank overdraft	Kookmin Bank and others	KRW	1,452,000	4,500
Inter-Korean Cooperation Fund	Export-Import Bank of Korea	KRW	37,700	2,467
Insurance for Economic Cooperation project	Export-Import Bank of Korea	KRW	3,240	1,732
Collateralized loan on electronic accounts receivable-trade	Kookmin Bank and others	KRW	430,104	26,585
Plus electronic notes payable	Industrial Bank of Korea	KRW	50,000	698
Loans for working capital	Korea Development Bank and others	KRW	231,049	141,137
	Shinhan Bank	USD	39,298	39,298
	Woori Bank	EUR	7,700	7,700
Facility loans	Shinhan Bank and others	KRW	844,000	162,414
	Kookmin Bank and others	USD	212,000	9,771
Derivatives transaction limit	Korea Development Bank	KRW	100,000	8,043
	Woori Bank and others	USD	69,054	20,760

Total		KRW	3,148,093	347,576
		USD	320,352	69,829
		EUR	7,700	7,700

As at December 31, 2021, guarantees received from financial institutions are as follows:

(In millions of Korean won and thousands of foreign currencies)	Financial institution	Currency	Limit
Performance guarantee	Seoul Guarantee Insurance and others	KRW	171,043
	Hana Bank	USD	1,200
Guarantee for payment in foreign currency	Kookmin Bank and others	USD	70,092
Guarantee for payment in Korean currency	Shinhan Bank and others	KRW	20,911
Refund guarantee for advances received	Korea Development Bank	USD	8,536
Comprehensive credit line	Hana Bank and others	KRW	24,800
		USD	8,700
Guarantees for depositions	HSBC	USD	580
Bid guarantee	Hana Bank	USD	400
Bid guarantee	Korea Software Financial Cooperative and others	KRW	108,407
Performance guarantee / warranty guarantee		KRW	558,359
Guarantee for advance payments/others		KRW	574,103
Construction fund guarantee insurance and others	Seoul Guarantee Insurance	KRW	33,963

Total		KRW	1,491,586
		USD	89,508

As at December 31, 2021, guarantees provided by the Group to a third party, are as follows:

(In millions of Korean won)	Subject to payment guarantees	Creditor	Limit		Used amount		Period
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)	Gasan Solar Power Plant Inc.	Shinhan Bank	￦	4,700	￦	1,035	Jan. 7, 2021 ~ Jan. 8, 2025
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)	SPP Inc.	Suhyup Bank		3,250		624	Feb. 17, 2014 ~ Feb. 16, 2024
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)	Korea Cell Inc.	Suhyup Bank		3,250		614	Feb. 17, 2014 ~ Feb. 16, 2024
KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)	San-Ya Agricultural Association Corporation	Suhyup Bank		3,250		624	Feb. 17, 2014 ~ Feb. 16, 2024
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)	Cash payers	Cash payers		860		—	Jul. 21, 2021 ~ Apr. 15, 2022
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)	Mobile Voucher amount	NongHyup Agribusiness Group Inc and others		30,000		10,400	Jan. 16, 2021 ~ Jan. 14, 2022
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)	Mobile Voucher amount	Emart Co., Ltd and others		20,000		300	Jun. 19, 2021 ~ Jun. 17, 2022
Nasmedia Co., Ltd.	Stockholders Association Members	Korea Securities Finance Corp		5,654		1,236	—
As at December 31, 2021, the details of the issuance of real estate collateral trust and beneficiary certificates of the Group are as follows:

( I n millions of Korean won)				Commitment (limit) amount		Amount provided as collateral for beneficiary rights
Collateral assets	Placing		Trust collateral beneficiary
Real Estate Collateral Trust 1	1st place		NH Jayang Inc.	￦	100,000	￦	120,000
			Kyobo Life Insurance		180,000		216,000
			Standard Chartered Bank Korea Limited		120,000		144,000
			Samsung Life Insurance		100,000		120,000
	2nd place		Industrial Bank of Korea		40,000		48,000
			Korea Investment Capital		40,000		48,000
			BNK Capital		30,000		36,000
			Standard Chartered Bank Korea Limited		20,000		24,000
			NH Capital		20,000		24,000
	3rd place	2	LOTTE Engineering & Construction		—		736,921

1	The Group provides a certificate of beneficiary rights for land classified as investment properties and inventory assets as collateral in connection with the above real estate collateral trust.
2	The Group provides LOTTE Engineering & Construction with a certificate of third-priority beneficiary rights as collateral in relation to the construction contract amount of ￦ 614,101 million.
The Controlling Company is jointly and severally obligated with KT Sat Inc. to pay KT Sat Inc.’s liabilities incurred prior to spin-off.
As at December 31, 2021, the Controlling Company and KT Sat Inc. are jointly and severally liable for reimbursement of

￦
733 million.
For the years ended December 31, 2020 and 2021, the Group made agreements with the Securitization Specialty Companies (2021: First 5G 55
th
to 60
th
Securitization Specialty Co., Ltd., 2020: First 5G 49
th
to 54
th
Securitization Specialty Co., Ltd.), and disposed of its trade receivables related to handset sales. The Group also made asset management agreements with each securitization specialty company and in accordance with the agreement the Group will receive asset management fees upon liquidation of securitization specialty company.
As at December 31, 2021, the Group is a defendant in 219 lawsuits with the total claimed amount of
￦
101,597 million (2020:
￦
110,409 million). As at December 31, 2021, litigation provisions of
￦
80,165 million for pending lawsuits and unasserted claims are recorded as liabilities for potential loss in the ordinary course of business. The final outcomes of the cases cannot be estimated at the end of the reporting period.
According to the financial and other covenants included in certain debentures and borrowings, the Group is required to maintain certain financial ratios such as debt-to-equity
ratio, use the funds for the designated purpose and report to the creditors periodically. The covenant also contains restriction on provision of additional collateral and disposal of certain assets.
At the end of the reporting period, the Group participates in Algerie Sidi Abdela new town development consortium (percentage of ownership: 2.5%) and has joint liability with other consortium participants
.
At the end of the reporting period, contract amount of property and equipment acquisition agreement made but not yet recognized amounts to
￦
1,336,758 million (2020:
￦
 596,983 million).
As the end of the reporting period, there are derivatives generated by the Group granting Drag-Along Right to financial investors participating in paid-in
capital increase of K Bank (Note 7).
For the year ended December 31, 2021, the Group entered into an agreement with the seller, who participated in the acquisition of shares in BOOK CLUB MILLIE. If certain conditions are not met in the future as disclosed in the terms and conditions of the agreement, the seller may exercise
Tag-Along
Right, Drag-Along Right and Put Option for the ordinary and redeemable convertible preferred shares it owns (Note 7).
For the year ended December 31, 2021, the Group entered into an agreement with financial investors, who participated in the acquisition of shares in Epsilon Global Communications Pte. Ltd. If certain conditions are not met in the future as disclosed in the terms and conditions of the agreement, financial investors may exercise
Tag-Along
Right, Drag-Along Right and the right to sell shares for the convertible preferred shares it owns (Note 7).
The Group has an additional investment obligation under the agreement to Future Innovation Private Equity Fund No.3 and others
. For the year ended December 31, 2021, the cumulative investment amount is
￦
25,611 million and USD 14,600 thousand, and the remaining amount of
￦
 8,109 million and USD 5,400 thousand will be invested in the Capital Call method later.